Debt - Debt maturities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2026	Dec. 31, 2024
Amount
Total	$ 102,688	$ 0	$ 106,247
Mortgage debt
Amount
2026	102,011
Total	102,011		$ 105,000
Premiums, (discounts), and debt issuance costs, net	677
Total	$ 102,688
Interest Rate
2026	3.50%
Weighted average maturity	1 year
Mortgage debt | Minimum
Interest Rate
Effective interest rate	3.40%
Mortgage debt | Maximum
Interest Rate
Effective interest rate	3.60%
Mortgage debt | Weighted Average
Interest Rate
Effective interest rate	3.50%